Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2019
Statement Of Cash Flows, Additional Disclosures [Abstract]
Supplemental Disclosure of Cash Flow Information
Supplemental Disclosure of Cash Flow Information

	2019	2018	2017
Changes in non-cash working capital
Accounts receivable	$(1,310)	$1,233	$(977)
Current income tax (liabilities) assets	(164)	471	527
Inventory	(194)	(74)	81
Prepaids and other	2	(3)	(28)
Other long-term assets	117	—	—
Accounts payable	39	(7)	175
Accrued liabilities	265	(268)	365
Other long-term liabilities (1) (2)	(23)	(351)	469
Net changes in non-cash working capital	$(1,268)	$1,001	$612
Relating to:
Operating activities	$(1,033)	$1,346	$299
Investing activities	(235)	(345)	313
	$(1,268)	$1,001	$612

	2019	2018	2017
Expenditures on exploration and evaluation assets	$73	$282	$159
Net proceeds on sale of exploration and evaluation assets	—	(16)	(35)
Net expenditures on exploration and evaluation assets	$73	$266	$124

(1)	Included in other long-term liabilities at December 31, 2019 is $95 million of deferred purchase consideration payable over the next four years (December 31, 2018 – $118 million).

(2)	Included in other long-term liabilities at December 31, 2017 is $469 million (US$375 million) of deferred purchase consideration paid to Marathon.
The following table summarizes movements in the Company's liabilities arising from financing activities for the years' ended December 31, 2019 and 2018:

	Long-term debt	Cash flow hedges on US dollar debt securities	Lease liabilities	Liabilities from financing activities
At December 31, 2017	$22,458	$(139)	$—	$22,319
Changes from financing cash flows:
Repayment of long-term debt, net (1)	(2,831)	—	—	(2,831)
Changes in foreign exchange and fair value (2)	996	(222)	—	774
At December 31, 2018	20,623	(361)	—	20,262
Adoption of IFRS 16 (3)	—	—	1,539	1,539
At January 1, 2019	20,623	(361)	1,539	21,801
Changes from financing cash flows:
Issue of long-term debt, net (1)	1,025	—	—	1,025
Payment of lease liabilities	—	—	(237)	(237)
Non-cash changes:
Lease additions	—	—	527	527
Changes in foreign exchange and fair value (2)	(666)	162	(20)	(524)
At December 31, 2019	$20,982	$(199)	$1,809	$22,592

(1)	Includes original issue discounts and premiums, and directly attributable transaction costs.

(2)
Includes foreign exchange (gain) loss, changes in the fair value of cash flow hedges on US dollar debt, the amortization of original issue discounts and premiums and directly attributable transaction costs, and derecognitions of lease liabilities.

(3)	The Company adopted IFRS 16 "Leases" on January 1, 2019 using the modified retrospective approach (see note 2).